ration of the actuarial liabilities of the plans sponsored (Details)	12 Months Ended
Dec. 31, 2021
Banesprev Plans I [Member]
IfrsStatementLineItems [Line Items]
Plans	12 years 6 months 25 days
Banesprev Plans II [Member]
IfrsStatementLineItems [Line Items]
Plans	12 years 11 months 1 day
Banesprev Plans III [Member]
IfrsStatementLineItems [Line Items]
Plans	11 years 6 months 14 days
Banesprev Plans IV [Member]
IfrsStatementLineItems [Line Items]
Plans	14 years 9 months 25 days
Banesprev Plans V [Member]
IfrsStatementLineItems [Line Items]
Plans	9 years 6 months 3 days
Banesprev Pre-75 [Member]
IfrsStatementLineItems [Line Items]
Plans	10 years 5 months 12 days
Sanprev I [Member]
IfrsStatementLineItems [Line Items]
Plans	6 years 9 months 14 days
Sanprev II [Member]
IfrsStatementLineItems [Line Items]
Plans	12 years 9 months 3 days
Sanprev III [Member]
IfrsStatementLineItems [Line Items]
Plans	11 years 22 days
Bandeprev Basic [Member]
IfrsStatementLineItems [Line Items]
Plans	10 years 6 months 10 days
Bandeprev Special I [Member]
IfrsStatementLineItems [Line Items]
Plans	7 years 2 months 23 days
Bandeprev Special II [Member]
IfrsStatementLineItems [Line Items]
Plans	6 years 5 months 16 days
SantanderPrevi [Member]
IfrsStatementLineItems [Line Items]
Plans	8 years 1 month 9 days
C A C I B A N [Member]
IfrsStatementLineItems [Line Items]
Plans	7 years 3 months 8 days
D A B [Member]
IfrsStatementLineItems [Line Items]
Plans	5 years 11 months 4 days
D C A [Member]
IfrsStatementLineItems [Line Items]
Plans	6 years 5 months 20 days